Consolidated And Combined Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Petroleum product sales	$ 14,728,527	$ 15,560,317	$ 16,854,985
Merchandise sales	2,161,378	2,159,466	2,144,347
Other operating revenues	96,109	94,298	11,708
Total revenues	16,986,014	17,814,081	19,011,040
Costs and operating expenses
Petroleum product cost of goods sold	14,074,579	15,009,955	16,298,316
Merchandise cost of goods sold	1,859,732	1,877,630	1,855,641
Station and other operating expenses	486,762	460,476	447,103
Depreciation and amortization	79,087	74,053	68,299
Impairment of properties			60,988
Selling, general and administrative	119,266	129,431	109,636
Accretion of asset retirement obligations	1,200	1,096	980
Total costs and operating expenses	16,620,626	17,552,641	18,779,975
Income from operations	365,388	261,440	231,065
Other income (expense)
Interest income	244	1,099	172
Interest expense	(36,646)	(14,509)	(384)
Gain (loss) on sale of assets	194	5,995	(1,005)
Other nonoperating income	10,166	169	92
Total other income (expense)	(26,042)	(7,246)	(1,125)
Income from continuing operations before income taxes	339,346	254,194	229,940
Income tax expense	116,386	100,059	91,525
Income from continuing operations	222,960	154,135	138,415
Income (loss) from discontinued operations, net of income taxes	20,903	80,898	(54,847)
Net Income	$ 243,863	$ 235,033	$ 83,568
Earnings per share - basic:
Income from continuing operations	$ 4.84	$ 3.30	$ 2.96
Income (loss) from discontinued operations	0.45	1.73	(1.17)
Net income - basic	5.29	5.03	1.79
Earnings per share - diluted:
Income from continuing operations	4.81	3.29	2.96
Income (loss) from discontinued operations	0.45	1.73	(1.17)
Net income - diluted	$ 5.26	$ 5.02	$ 1.79
Weighted-average shares outstanding (in thousands):
Basic	46,104	46,743	46,743
Diluted	46,417	46,858	46,743
Excise taxes	$ 1,930,608	$ 1,884,035	$ 1,962,660